Other Financial Assets - Summary of Other Financial Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Disclosure of other financial assets [line items]
Current	$ 80.1	$ 106.6
Non-current	26.6	49.6
Total other financial assets	106.7	156.2
Restricted investment [member]
Disclosure of other financial assets [line items]
Total other financial assets	14.7	13.4
Derivative financial instruments [member]
Disclosure of other financial assets [line items]
Total other financial assets	27.3	79.0
Advances to suppliers related to property, plant and equipment [member]
Disclosure of other financial assets [line items]
Total other financial assets	10.6	22.2
Other financial asset [member]
Disclosure of other financial assets [line items]
Total other financial assets	$ 54.1	$ 41.6